Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		13,648	16,938
Recognized during the year
Realized or unrealized gain	4,025	24,366	27,326
Settlement		(38,014)	(30,616)
Ending Balance			13,648
The amount of total gain included in earnings	$ 4,025	24,366	27,326